Related parties - Remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party [Abstract]
Short-term employee benefits	$ 10,406	$ 9,575
Post-employment benefits	744	653
Other long-term employee benefits	44	45
Share-based compensation expense	(690)	7,697
Total	$ 10,504	$ 17,970